1. Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Description Of Business And Summary Of Significant Accounting Policies Tables
Expected amortization expense related to intangible assets
December 31, 2016	$1,311,836
December 31, 2017	862,103
December 31, 2018	790,429
December 31, 2019	781,262
December 31, 2010	220,838
Thereafter	1,543,174
$5,509,642